Share Capital (Share Purchase Warrants) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($)	Dec. 31, 2018 $ / shares shares	Jan. 07, 2019 shares	Aug. 30, 2018 shares
Disclosure of classes of share capital [line items]
Number of warrants (in shares)		5,215,000
Common shares issuable (in shares)		5,215,000
Warrants expired			5,215,000	7,167,000
Gains on derivatives | $	$ 0.1
Warrants - Carlisle [Member]
Disclosure of classes of share capital [line items]
Number of warrants (in shares)		5,215,000
Common shares issuable (in shares)		5,215,000
Exercise price (CAD per share) | $ / shares		$ 10.00